Annual Total Returns - Strategic Income Portfolio [BarChart] - 02.28 VIP Strategic Income Portfolio Initial, Service, Service 2 PRO-12 - Strategic Income Portfolio - VIP Strategic Income Portfolio-Initial VIP
Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	10.50%
Annual Return 2013	0.29%
Annual Return 2014	3.60%
Annual Return 2015	(1.63%)
Annual Return 2016	8.27%
Annual Return 2017	7.79%
Annual Return 2018	(2.57%)
Annual Return 2019	10.89%
Annual Return 2020	7.52%
Annual Return 2021	3.74%